Operating Expenses Before Credit Impairment Charges, Provisions and Charges (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Disclosure Of Operating Expenses Before Credit Impairment Charges Provisions And Charges	For the year ended 31 December

			Group
	2023	2022	2021
	£m	£m	£m
Staff costs:
Wages and salaries	839	745	745
Performance-related payments	162	170	183
Social security costs	115	112	112
Pensions costs: – defined contribution plans	71	60	64
–defined benefit plans	13	28	38
Other personnel costs	41	44	41
	1,241	1,159	1,183
Other administration expenses	925	888	826
Depreciation, amortisation and impairment	290	296	501
	2,456	2,343	2,510

Summary of Deferred Performance Awards

	Costs recognised in 2023			Costs expected to be recognised in 2024 or later
	Arising from awards in current year	Arising from awards in prior year	Total	Arising from awards in current year	Arising from awards in prior year	Total
	£m	£m	£m	£m	£m	£m
Cash	3	4	7	5	7	12
Shares	2	5	7	4	7	11
	5	9	14	9	14	23

Disclosure of Amount of Bonus Awarded to Employees

	Expenses charged in the year		Expenses deferred to future periods		Total
	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m
Cash award – not deferred	140	145	—	—	140	145
–deferred	7	8	12	14	19	22
Shares award – not deferred	8	9	—	—	8	9
–deferred	7	8	11	14	18	22
Total discretionary bonus	162	170	23	28	185	198